Investments (Summary of Equity-Accounted Investees and Investments at FVTOCI) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in investment	22.00%
Carrying Amount	$ 643	$ 459
Carrying Amount	200	244
Pre-tax gain	$ 19	$ 0
Profertil [Member]
Disclosure Of Interests In Other Entities [Line Items]
Principal Activity	Nitrogen producer
Principal Place of Business and Incorporation	Argentina
Proportion of ownership interest in associate	50.00%	50.00%
Carrying Amount	$ 453	$ 277
Sinofert [Member]
Disclosure Of Interests In Other Entities [Line Items]
Principal Activity	Fertilizer supplier and distributor
Principal Place of Business and Incorporation	China/Bermuda
Proportion of ownership interest in investment	22.00%	22.00%
Carrying Amount	$ 190	$ 234
Canpotex [Member]
Disclosure Of Interests In Other Entities [Line Items]
Principal Activity	Marketing and logistics of potash
Principal Place of Business and Incorporation	Canada
Proportion of ownership interest in associate	50.00%	50.00%
Carrying Amount	$ 0	$ 0
Other associates and joint ventures [Member]
Disclosure Of Interests In Other Entities [Line Items]
Carrying Amount	190	182
Other Investments At Fair Value [Member]
Disclosure Of Interests In Other Entities [Line Items]
Carrying Amount	10	10
Total Investments [Member]
Disclosure Of Interests In Other Entities [Line Items]
Carrying Amount	$ 843	$ 703